UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23199

First Trust Senior Floating Rate 2022 Target Term Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: May 31

Date of reporting period: February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments
February 28, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) – 116.2%
	Aerospace & Defense – 0.2%
$362,490	Transdigm, Inc., Term Loan F, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	06/09/23	$364,545
189,107	Transdigm, Inc., Term Loan F, 3 Mo. LIBOR + 2.75%, 0.00% Floor	4.44%	06/09/23	190,179
				554,724
	Alternative Carriers – 0.8%
2,744,527	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.85%	02/22/24	2,748,726
	Application Software – 5.4%
2,514,055	CCC Information Resources, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.65%	03/31/24	2,520,340
732,311	Hyland Software, Term-3 Loans, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.90%	07/01/22	737,195
1,872,591	Infor (US), Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	4.44%	02/02/22	1,874,089
5,362,952	JDA Software Group (RP Crown Parent, Inc.), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.65%	10/12/23	5,398,723
1,263,916	LANDesk Software, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 1.00% Floor	5.90%	01/18/24	1,241,115
120,380	Micro Focus International (MA Finance LLC), MA Finance TLB3, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	06/21/24	120,606
812,953	Micro Focus International (MA Finance LLC), Seattle Spinco TLB, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	06/21/24	814,482
387,960	Mitchell International, Inc., Delayed Draw Term Loan (d)	1.63% (e)	11/30/24	388,860
4,810,706	Mitchell International, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 0.00% Floor	4.94%	11/30/24	4,821,867
739,143	Qlik Technologies (Project Alpha Intermediate Holdings, Inc.), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	5.04%	04/26/24	728,751
				18,646,028
	Asset Management & Custody Banks – 3.0%
2,924,199	American Beacon Advisors, Inc. (Resolute Investment Managers), Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.94%	04/30/22	2,964,407
756,200	First Eagle Investment Management, Term Loan B, 3 Mo. LIBOR + 3.00%, 0.75% Floor	4.69%	12/01/22	762,628
897,995	HarbourVest Partners L.P., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.75%	02/28/25	896,873
1,864,175	Victory Capital Holdings (VCH Holdings LLC), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	02/15/25	1,866,505
586,900	Virtus Investment Partners, Inc., Delayed Draw Term Loan (d)	0.00% (e)	06/01/24	589,100
3,343,200	Virtus Investment Partners, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	4.09%	06/01/24	3,355,737
				10,435,250
	Auto Parts & Equipment – 2.0%
7,097,565	Gates Global LLC, Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	4.44%	03/31/24	7,141,924
	Broadcasting – 4.3%
20,933	Nexstar Broadcasting, Inc., Mission Term Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.07%	01/17/24	20,990
164,366	Nexstar Broadcasting, Inc., Nexstar Term Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.07%	01/17/24	164,811
See Notes to Portfolio of Investments

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 28, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Broadcasting (Continued)
$3,942,000	Sinclair Television Group, Inc., Term Loan B2, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.31%	12/07/24	$3,946,928
236,438	Tribune Media Co., Extended Term Loan C, 1 Mo. LIBOR + 3.00%, 0.75% Floor	4.65%	01/27/24	236,511
10,796,029	Univision Communications, Inc., Term Loan C5, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.40%	03/15/24	10,659,568
				15,028,808
	Building Products – 1.1%
171,828	Beacon Roofing Supply, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.83%	01/02/25	172,545
750,000	Jeld-Wen, Inc., Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00% Floor	3.69%	12/07/24	753,562
2,884,616	Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	11/15/23	2,895,433
				3,821,540
	Cable & Satellite – 0.2%
851,786	Cablevision (CSC Holdings, Inc.), New Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.14%	01/31/26	852,493
	Casinos & Gaming – 9.5%
14,820,985	Amaya Holdings B.V., Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.19%	08/01/21	14,915,099
2,500	Aristocrat Technologies, 2017 Term Loan, 2 Mo. LIBOR + 2.00%, 0.00% Floor	3.63%	09/30/24	2,510
997,500	Aristocrat Technologies, 2017 Term Loan, 3 Mo. LIBOR + 2.00%, 0.00% Floor	3.74%	09/30/24	1,001,600
8,700,000	Caesars Resort Collection, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	09/28/24	8,753,331
992,531	CityCenter Holdings LLC, Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	4.15%	04/15/24	996,630
3,897	Golden Nugget, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.90%	10/04/23	3,927
1,534,309	Golden Nugget, Term Loan B, 2 Mo. LIBOR + 3.25%, 0.75% Floor	4.90%-5.04%	10/04/23	1,546,016
974,754	MGM Growth Properties Operating Partnership LP, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	04/25/23	978,711
1,326,792	Penn National Gaming, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	4.15%	01/19/24	1,331,356
3,391,399	VICI Properties (Caesars), Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.60%	12/31/24	3,407,305
				32,936,485
	Coal & Consumable Fuels – 1.2%
4,015,960	Arch Coal, Inc., Term Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	03/07/24	4,038,048
288,730	Peabody Energy Corp., Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.15%	03/31/22	292,339
				4,330,387
	Commercial Printing – 0.4%
1,350,971	Multi-Color Corp., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	11/01/24	1,355,469
	Diversified Support Services – 1.4%
3,435,022	Brickman Group Holdings, Inc, Initial Term Loan (First Lien), 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.59%-4.65%	12/18/20	3,453,262
See Notes to Portfolio of Investments

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 28, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Diversified Support Services (Continued)
$1,547,597	Brickman Group Holdings, Inc, Second Lien Term Loan, 1 Mo. LIBOR + 6.50%, 1.00% Floor	8.09%	12/18/21	$1,557,656
				5,010,918
	Electric Utilities – 4.2%
14,511,111	Energy Future Intermediate Holding Co., DIP Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.47%	06/28/18	14,509,370
	Environmental & Facilities Services – 0.4%
540,521	PSSI (Packers Holding LLC), Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.74%	11/16/24	540,748
853,054	WTG Holdings III Corp. (EWT Holdings III Corp.), Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.69%	12/31/24	861,055
				1,401,803
	Food Distributors – 0.5%
1,625	TKC Holdings, Inc., Term Loan B, 2 Mo. LIBOR + 4.25%, 1.00% Floor	5.91%	01/31/23	1,642
643,500	TKC Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.03%	01/31/23	650,340
989,950	US Foods, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.15%	06/27/23	997,147
				1,649,129
	Food Retail – 2.5%
5,222,005	Albertsons LLC, Term Loan B5, 3 Mo. LIBOR + 3.00%, 0.75% Floor	4.67%	12/21/22	5,153,180
3,550,603	Albertsons LLC, Term Loan B6, 3 Mo. LIBOR + 3.00%, 0.75% Floor	4.96%	06/22/23	3,495,142
				8,648,322
	Health Care Equipment – 2.0%
3,434,394	DJO Finance LLC (ReAble Therapeutics Finance LLC), Initial Term Loan , 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	06/08/20	3,400,771
3,497,072	DJO Finance LLC (ReAble Therapeutics Finance LLC), Initial Term Loan , 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.94%	06/08/20	3,462,835
199,000	Kinetic Concepts, Inc. (Acelity L.P., Inc.), Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.94%	01/31/24	199,448
				7,063,054
	Health Care Facilities – 5.8%
8,608,258	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.98%	01/27/21	8,402,865
893,573	CHS/Community Health Systems, Inc., Term Loan G, 3 Mo. LIBOR + 2.75%, 1.00% Floor	4.73%	12/06/19	885,271
822,710	Concentra, Inc. (MJ Acquisition Corp.), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	4.53%	06/01/22	827,852
1,994,975	HCA, Inc., Term Loan B-8, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	02/15/24	2,009,099
5,938,513	Kindred Healthcare, Inc., New Term Loan, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.25%	04/09/21	5,949,678
2,247,186	National Veterinary Associates (NVA Holdings, Inc.), Term Loan B3, 2 Mo. LIBOR + 2.75%, 1.00% Floor	4.33%	01/29/25	2,245,501
				20,320,266
See Notes to Portfolio of Investments

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 28, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Health Care Services – 8.6%
$167,867	Air Medical Group Holdings, Inc., 2018 New Term Loan, 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.01%	03/14/25	$169,587
987,479	Air Medical Group Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.67%	04/28/22	991,804
1,641,237	Air Methods Corp. (ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.19%	04/30/24	1,646,982
4,378	CHG Healthcare Services, Inc, Term Loan B, 2 Mo. LIBOR + 3.00%, 1.00% Floor	4.65%	06/07/23	4,420
1,742,642	CHG Healthcare Services, Inc, Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.77%	06/07/23	1,759,337
9,461	Curo Health Services Holdings, Inc., Term Loan B, 2 Mo. LIBOR + 4.00%, 1.00% Floor	5.68%	02/05/22	9,428
3,679,731	Curo Health Services Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.81%	02/05/22	3,667,072
2,357,786	DuPage Medical Group (Midwest Physician), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.35%	08/15/24	2,353,377
7,232,303	Envision Healthcare Corp. (Emergency Medical Services Corp.), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	4.65%	12/01/23	7,248,142
3,960,000	ExamWorks Group, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	07/27/23	3,976,513
3,740,678	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	06/30/24	3,739,743
4,544,594	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.40%	02/06/24	4,417,709
				29,984,114
	Health Care Technology – 1.4%
4,466,250	Change Healthcare Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.40%	03/01/24	4,474,066
494,987	Cotiviti Corp., Term Loan B, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.20%	09/28/23	497,156
				4,971,222
	Household Appliances – 0.6%
1,862,451	Traeger Grills, Closing Date Term Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor	6.69%	09/25/24	1,879,921
292,881	Traeger Grills, Delayed Draw Term Loan (d)	5.00% (e)	09/25/24	295,628
				2,175,549
	Human Resource & Employment Services – 0.3%
923,929	Tempo Acquisition, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.65%	05/01/24	925,850
	Hypermarkets & Super Centers – 3.1%
8,820,171	BJ’s Wholesale Club, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.08%	01/31/24	8,797,150
1,999,732	BJ’s Wholesale Club, Inc., 2nd Lien Term Loan, 1 Mo. LIBOR + 7.50%, 1.00% Floor	9.08%	01/26/25	2,002,952
				10,800,102
	Industrial Conglomerates – 0.0%
104,389	Accudyne Industries, Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	08/18/24	104,926
	Insurance Brokers – 3.4%
2,250,000	Amwins Group, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.33%-4.40%	01/31/24	2,261,250
See Notes to Portfolio of Investments

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 28, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Insurance Brokers (Continued)
$6,944	HUB International Ltd., Initial Term Loan (New), 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.70%	10/02/20	$6,970
2,679,099	HUB International Ltd., Initial Term Loan (New), 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.84%	10/02/20	2,689,146
2,406,418	National Financial Partners Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.07%	01/06/24	2,412,434
4,411,281	USI, Inc. (Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	4.69%	05/15/24	4,403,385
				11,773,185
	Integrated Telecommunication Services – 1.7%
5,447,752	Century Link (Qwest), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	01/31/25	5,351,054
352,758	Numericable U.S. LLC (Altice France S.A.), Term Loan B12, 3 Mo. LIBOR + 3.00%, 0.00% Floor	4.72%	01/06/26	338,648
97,403	Zayo Group LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 1.00% Floor	3.87%	01/19/24	97,812
				5,787,514
	Leisure Facilities – 2.2%
5,176,411	ClubCorp Club Operations, Term Loan B, 3 Mo. LIBOR + 3.25%, 0.00% Floor	4.94%	08/31/24	5,205,088
2,005,495	Planet Fitness Holdings LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	4.65%	03/31/21	2,025,550
466,986	Planet Fitness Holdings LLC, Term Loan B, 3 Mo. LIBOR + 3.00%, 0.75% Floor	4.69%	03/31/21	471,656
				7,702,294
	Life Sciences Tools & Services – 4.7%
810,618	Immucor, Inc., Term Loan B (First Lien), 2 Mo. LIBOR + 5.00%, 1.00% Floor	6.65%	07/30/21	824,803
4,948,718	Ortho-Clinical Diagnostics, Inc. (Crimson Merger Sub, Inc.), Initial Term Loan, 3 Mo. LIBOR + 3.75%, 1.00% Floor	5.44%	06/30/21	4,985,833
2,423,565	Parexel, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	09/27/24	2,421,287
2,363,996	Pharmaceutical Product Development, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.40%	08/18/22	2,369,906
2,618,166	Pharmaceutical Product Development, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	4.44%	08/18/22	2,624,712
3,136,023	Sterigenics International (STHI Intermediate Holding Corp.), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.65%	05/15/22	3,141,919
				16,368,460
	Managed Health Care – 3.0%
2,989,091	Davis Vision/Superior Vision (Wink Holdco), Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.49%	11/02/24	2,974,145
7,417,710	MultiPlan, Inc. (MPH Acquisition Holdings LLC), Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.69%	06/07/23	7,451,090
				10,425,235
	Metal & Glass Containers – 1.0%
2,144,179	Berlin Packaging LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.83%-4.90%	10/01/21	2,154,235
1,273,526	Berlin Packaging LLC, Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.95%	10/01/21	1,279,499
See Notes to Portfolio of Investments

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 28, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Metal & Glass Containers (Continued)
$172,609	Crown Holdings, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.74%	01/19/25	$174,047
				3,607,781
	Movies & Entertainment – 1.9%
1,750,000	Cineworld Group PLC (Crown), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.15%	02/05/25	1,747,375
1,905,750	Creative Artists Agency LLC (CAA Holdings LLC), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.59%	02/15/24	1,920,043
2,814,235	Formula One (Delta 2 Lux S.A.R.L.), Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	4.15%	02/01/24	2,806,327
				6,473,745
	Other Diversified Financial Services – 1.5%
3,282,411	Duff & Phelps Corp., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.83%	12/05/24	3,306,110
461,465	First Data Corp., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.87%	04/26/24	462,236
379,050	iPayment, Inc., Term Loan, 6 Mo. LIBOR + 5.00%, 1.00% Floor	6.62%	04/11/23	381,893
987,469	Wex, Inc., Term Loan B, 2 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	07/01/23	993,641
				5,143,880
	Packaged Foods & Meats – 2.1%
272,914	Blue Buffalo Company, Ltd., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.65%	05/22/24	273,597
6,415,257	New HB Acquisition LLC (Hostess), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.90%	08/03/22	6,432,450
571,429	Post Holdings, Inc., Series A Incremental Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	05/30/24	572,023
				7,278,070
	Paper Packaging – 2.3%
7,931,460	Reynolds Group Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	02/05/23	7,966,199
	Pharmaceuticals – 6.7%
1,000,000	Akorn, Inc., Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor	5.94%	04/16/21	987,500
555,714	Amneal Pharmaceuticals LLC, Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.19%	11/01/19	557,104
985,195	Catalent Pharma Solutions, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 1.00% Floor	3.90%	05/20/24	988,584
7,033,505	Endo Pharmaceuticals Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	5.94%	04/29/24	7,014,163
1,500,000	Grifols Worldwide Operations Limited, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.72%	01/19/25	1,505,265
2,977,500	Horizon Pharma, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.88%	03/29/24	2,993,638
9,131,498	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, 1 Mo. LIBOR + 3.50%, 0.75% Floor	5.08%	04/01/22	9,236,510
				23,282,764
	Real Estate Services – 0.1%
201,270	DTZ Worldwide LTD., 2015-1 Additional Term Loan, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.94%-5.23%	11/04/21	200,851
See Notes to Portfolio of Investments

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 28, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Research & Consulting Services – 4.2%
$17,903	Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 2 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	07/23/21	$17,620
6,910,486	Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.02%	07/23/21	6,801,439
7,915,063	Information Resources, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.19%	01/18/24	7,962,078
				14,781,137
	Restaurants – 3.5%
1,214,305	Burger King (1011778 B.C. Unlimited Liability Company), Term Loan B-3, 1 Mo. LIBOR + 2.25%, 1.00% Floor	3.90%	02/15/24	1,215,823
780,659	Burger King (1011778 B.C. Unlimited Liability Company), Term Loan B-3, 3 Mo. LIBOR + 2.25%, 1.00% Floor	3.94%	02/15/24	781,635
340,800	IRB Holding Corp. (Arby’s), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.83%	01/18/25	343,966
1,899,980	Portillo’s Holdings LLC, Second Lien Term Loan, 3 Mo. LIBOR + 8.00%, 1.00% Floor	9.69%	08/15/22	1,909,480
7,901,583	Portillo’s Holdings LLC, Term B Loan (First Lien), 3 Mo. LIBOR + 4.50%, 1.00% Floor	6.19%	08/02/21	7,950,968
				12,201,872
	Security & Alarm Services – 0.3%
1,114,433	Garda World Security Corp., Term Loan B, Prime Rate + 2.50%, 1.00% Floor	7.00%	05/26/24	1,123,951
	Semiconductors – 0.8%
1,084,117	Micron Technology, Inc., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.65%	04/26/22	1,089,928
1,640,906	Western Digital Corp., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.60%	04/29/23	1,648,290
				2,738,218
	Specialized Consumer Services – 2.8%
9,751,249	Asurion LLC, Term Loan B6, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	11/03/23	9,800,006
	Specialized Finance – 2.9%
9,880,581	AlixPartners LLP, Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	4.44%	04/29/24	9,934,133
	Specialty Chemicals – 0.9%
3,049,845	H.B. Fuller, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.84%	10/20/24	3,063,203
	Specialty Stores – 0.4%
15,385	Party City Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.45%	08/19/22	15,414
231,490	Party City Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.75% Floor	4.33%-4.53%	08/19/22	231,925
3,200,772	Toys "R" US-Delaware, Inc., Term B-2 Loan, Prime Rate + 2.75%, 1.50% Floor (f)	7.25%	05/25/18	980,237
337,500	Toys "R" US-Delaware, Inc., Term B-3 Loan, Prime Rate + 2.75%, 1.50% Floor (f)	7.25%	05/25/18	103,359
496,174	Toys "R" US-Delaware, Inc., Term B-4 Loan, Prime Rate + 7.75%, 1.00% Floor (f)	12.25%	04/25/20	205,773
				1,536,708
See Notes to Portfolio of Investments

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 28, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Systems Software – 10.8%
$695,856	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.94%	09/13/24	$699,335
477,443	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 7.00%, 1.00% Floor	8.69%	09/13/25	492,363
2,027,586	Avast Software B.V. (Sybil Software LLC), Refinancing Dollar Term Loans, 3 Mo. LIBOR + 2.75%, 1.00% Floor	4.44%	09/30/23	2,039,102
13,774,807	BMC Software Finance, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.90%	09/10/22	13,807,591
7,997,840	Compuware Corp., Term Loan B3, 2 Mo. LIBOR + 3.50%, 1.00% Floor	5.15%	12/15/21	8,094,454
2,730,280	Misys Financial Software Ltd. (Almonde, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.48%	06/13/24	2,728,287
1,080,366	Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	04/24/22	1,063,707
1,706,056	SS&C European Holdings, S.a.r.l, Term Loan B-3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	3.90%	03/15/25	1,714,587
608,606	SS&C European Holdings, S.a.r.l, Term Loan B-4, 1 Mo. LIBOR + 2.50%, 0.00% Floor	3.90%	03/15/25	611,649
6,266,546	Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	06/30/23	6,321,378
				37,572,453
	Technology Hardware, Storage & Peripherals – 0.1%
503,583	Dell, Inc. (Diamond 1 Finance Corp.), Term Loan B, 1 Mo. LIBOR + 2.00%, 0.75% Floor	3.65%	09/07/23	503,478
	Total Senior Floating-Rate Loan Interests			404,681,596
	(Cost $406,921,499)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) – 15.1%
	Broadcasting – 5.2%
4,146,000	Gray Television, Inc. (g)	5.13%	10/15/24	4,073,445
3,762,000	Gray Television, Inc. (g)	5.88%	07/15/26	3,738,488
7,335,000	Nexstar Broadcasting, Inc. (g)	5.63%	08/01/24	7,403,729
3,000,000	Sinclair Television Group, Inc. (g)	5.63%	08/01/24	3,052,500
				18,268,162
	Building Products – 0.1%
450,000	Lennar Corp. (g)	5.25%	06/01/26	461,250
	Diversified Real Estate Activities – 0.3%
1,000,000	KB Home	7.63%	05/15/23	1,117,500
	Health Care Facilities – 4.5%
2,000,000	Encompass Health Corp.	5.13%	03/15/23	2,045,000
1,000,000	Encompass Health Corp.	5.75%	11/01/24	1,013,750
250,000	HCA, Inc.	5.38%	02/01/25	254,767
250,000	Kindred Healthcare, Inc.	6.38%	04/15/22	254,375
3,791,000	LifePoint Health, Inc.	5.38%	05/01/24	3,719,919
2,000,000	Select Medical Corp.	6.38%	06/01/21	2,047,300
4,060,000	Tenet Healthcare Corp. (g)	7.50%	01/01/22	4,298,525
1,900,000	Tenet Healthcare Corp.	8.13%	04/01/22	2,011,625
				15,645,261
	Health Care Services – 0.7%
1,487,000	DaVita, Inc.	5.00%	05/01/25	1,462,836
See Notes to Portfolio of Investments

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 28, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) (Continued)
	Health Care Services (Continued)
$1,000,000	Envision Healthcare Corp. (g)	6.25%	12/01/24	$1,057,500
				2,520,336
	Independent Power Producers & Energy Traders – 0.2%
758,000	Calpine Corp.	5.50%	02/01/24	712,520
	Managed Health Care – 2.2%
250,000	Centene Corp.	4.75%	01/15/25	249,219
7,000,000	MPH Acquisition Holdings LLC (g)	7.13%	06/01/24	7,385,000
				7,634,219
	Oil & Gas Exploration & Production – 0.3%
934,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (g)	5.50%	09/15/24	966,671
	Paper Packaging – 0.4%
1,377,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu. (g)	7.00%	07/15/24	1,452,735
	Real Estate Services – 0.5%
1,676,000	Realogy Group LLC/Realogy Co-Issuer Corp. (g)	4.88%	06/01/23	1,629,910
	Wireless Telecommunication Services – 0.7%
2,285,000	SBA Communications Corp.	4.88%	09/01/24	2,262,150
	Total Corporate Bonds and Notes			52,670,714
	(Cost $52,368,315)
FOREIGN CORPORATE BONDS AND NOTES (c) – 2.4%
	Cable & Satellite – 0.3%
500,000	Virgin Media Secured Finance PLC (g)	5.50%	08/15/26	496,200
545,000	Ziggo Secured Finance B.V. (g)	5.50%	01/15/27	523,881
				1,020,081
	Metal & Glass Containers – 0.1%
468,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (g)	4.25%	09/15/22	467,415
	Pharmaceuticals – 2.0%
1,000,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC (g)	5.75%	08/01/22	890,000
5,498,000	Valeant Pharmaceuticals International, Inc. (g)	5.38%	03/15/20	5,504,873
442,000	Valeant Pharmaceuticals International, Inc. (g)	5.50%	11/01/25	438,961
				6,833,834
	Total Foreign Corporate Bonds and Notes			8,321,330
	(Cost $8,377,686)

Shares	Description	Value
MONEY MARKET FUNDS (c) – 1.3%
4,641,721	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 1.29% (h)	4,641,721
	(Cost $4,641,721)
	Total Investments – 135.0%	470,315,361
	(Cost $472,309,221) (i)
	Outstanding Loans – (31.3)%	(109,000,000)
	Net Other Assets and Liabilities – (3.7)%	(13,036,072)
	Net Assets – 100.0%	$348,279,289

See Notes to Portfolio of Investments

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 28, 2018 (Unaudited)

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	All of these securities are available to serve as collateral for the outstanding loans.
(d)	Delayed Draw Loan (See Note 2C - Unfunded Loan Commitments in the Notes to Portfolio of Investments).
(e)	Represents commitment fee rate on unfunded loan commitment. The commitment fee rate steps up at predetermined time intervals.
(f)	This issuer has filed for protection in federal bankruptcy court.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (“Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2018, securities noted as such amounted to $43,841,083 or 12.6% of net assets.
(h)	Rate shown reflects yield as of February 28, 2018.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,925,137 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,918,997. The net unrealized depreciation was $1,993,860.

LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 2/28/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 404,681,596	$ —	$ 404,681,596	$ —
Corporate Bonds and Notes*	52,670,714	—	52,670,714	—
Foreign Corporate Bonds and Notes*	8,321,330	—	8,321,330	—
Money Market Funds	4,641,721	4,641,721	—	—
Total Investments	$ 470,315,361	$ 4,641,721	$ 465,673,640	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at February 28, 2018.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
February 28, 2018 (Unaudited)
1. Organization
First Trust Senior Floating Rate 2022 Target Term Fund (the “Fund”) is a diversified, closed-end management investment company organized as a Massachusetts business trust on October 14, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund trades under the ticker symbol FIV on the New York Stock Exchange (“NYSE”).
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The net asset value (“NAV”) of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Fund’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
The senior floating-rate loan interests (“Senior Loans”)(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the fair market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans. If the third-party pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, the Advisor’s Pricing Committee may value such Senior Loan at a fair value according to procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the 1940 Act. Fair valuation of a Senior Loan is based on the consideration of all available information, including, but not limited to the following:
1)	the fundamental business data relating to the borrower/issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of a security;
4)	the financial statements of the borrower/issuer;
5)	the credit quality and cash flow of the borrower/issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management;

(1)	The terms “security” and “securities” used throughout the Notes to Portfolio of Investments include Senior Loans.

Notes to Portfolio of Investments (Continued)
First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
February 28, 2018 (Unaudited)
11)	the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
12)	the borrower’s/issuer’s competitive position within the industry;
13)	the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
14)	other relevant factors.
Corporate bonds, corporate notes, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Fund’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Shares of open-end funds are valued at fair value which is based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.

Notes to Portfolio of Investments (Continued)
First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
February 28, 2018 (Unaudited)
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of February 28, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At February 28, 2018, the Fund had no when-issued, delayed-delivery or forward purchase commitments (other than unfunded commitments discussed below).
C. Unfunded Loan Commitments
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. The Fund had unfunded delayed draw loan commitments, which are marked to market daily, of $1,273,588 as of February 28, 2018. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Senior Floating Rate 2022 Target Term Fund

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 26, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	April 26, 2018

* Print the name and title of each signing officer under his or her signature.